Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Prepaid Expenses	4. Prepaid Expenses
	March 31, 2022 $	December 31, 2021 $
Prepaid insurance	1,227	14
Other prepayments	22	22
	1,249	36
6. Prepaid Expenses
	December 31,
	2021 $	2020 $
Prepaid insurance	14	152
Other prepayments	22	22
	36	174